Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Product revenues:
Oil sales		$ 494		$ 669	$ 475
Natural gas sales		138		282	259
Natural gas liquid sales		23		20	10
Total product revenues		655		971	744
Gas management		286		1,110	882
Net gain (loss) on derivatives not designated as hedges (Note 15)		418		434	(124)
Other		7		8	3
Total revenues		1,366		2,523	1,505
Costs and expenses:
Lease and facility operating		145		143	109
Gathering, processing and transportation		64		71	73
Taxes other than income		62		88	68
Gas management, including charges for unutilized pipeline capacity (Note 5)		261		979	927
Exploration (Note 5)		85		101	417
Depreciation, depletion and amortization		528		363	354
Impairment of producing properties and costs of acquired unproved reserves	[1]	0		15	772
Net (gain) loss on sales of assets (Note 5)		(349)		0	0
General and administrative		210		224	218
Acquisition costs (Note 2)		23		0	0
Other—net		63		13	12
Total costs and expenses		1,092		1,997	2,950
Operating income (loss)		274		526	(1,445)
Interest expense (Note 2)		(187)		(123)	(108)
Loss on extinguishment of debt (Note 2)		(65)		0	0
Investment income, impairment of equity method investment and other		(2)		1	(19)
Income (loss) from continuing operations before income taxes		20		404	(1,572)
Provision (benefit) for income taxes		24		148	(567)
Income (loss) from continuing operations		(4)		256	(1,005)
Income (loss) from discontinued operations		(1,722)		(85)	(186)
Net income (loss)		(1,726)		171	(1,191)
Less: Net income (loss) attributable to noncontrolling interests		1		7	(6)
Net Income (Loss) Attributable to Parent		(1,727)		164	(1,185)
Preferred Stock Dividends, Income Statement Impact		9		0	0
Net Income (Loss) Available to Common Stockholders,		(1,736)		164	(1,185)
Income (Loss) from Continuing Operations Attributable to WPX		(13)		256	(993)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to WPX		$ (1,723)		$ (92)	$ (192)
Basic earnings (loss) per common share (Note 4):
Income (Loss) from Continuing Operations, Per Basic Share		$ (0.06)		$ 1.26	$ (4.95)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share		(7.36)		(0.45)	(0.96)
Earnings Per Share, Basic		$ (7.42)		$ 0.81	$ (5.91)
Basic weighted-average shares		234.2		202.7	200.5
Diluted earnings (loss) per common share (Note 4)
Income (Loss) from Continuing Operations, Per Diluted Share		$ (0.06)		$ 1.24	$ (4.95)
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share		(7.36)		(0.44)	(0.96)
Earnings Per Share, Diluted		$ (7.42)		$ 0.80	$ (5.91)
Diluted weighted-average shares		234.2	[2]	206.3	200.5	[2]

[1]	Excludes related impairments of unproved leasehold included in exploration expenses.
[2]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjYwM2U5M2E1MWY3YTQ0YzhhZjMwMzczYzg0OTQyNGYyfFRleHRTZWxlY3Rpb246NEI0ODNEQkM2M0ZBMkNDODc3QTdBMTBBRDE2NEEwOTIM}